Fair values of assets acquired and liabilities assumed of Clinical RM (Detail) - USD ($) $ in Thousands	Sep. 15, 2016	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill		$ 760,884	$ 769,058	$ 616,088
Clinical Research Management Inc.
Business Acquisition [Line Items]
Cash	$ 3,168
Property, plant and equipment	939
Goodwill	35,969
Accounts receivable	11,431
Unbilled revenue	3,868
Prepayments and other current assets	1,673
Accounts payable	(165)
Other liabilities	(5,569)
Non-current other liabilities	(7)
Net assets acquired	58,396
Total consideration	58,396
Clinical Research Management Inc. | Customer lists
Business Acquisition [Line Items]
Intangible assets	4,012
Clinical Research Management Inc. | Order backlog
Business Acquisition [Line Items]
Intangible assets	1,668
Clinical Research Management Inc. | Brand
Business Acquisition [Line Items]
Intangible assets	$ 1,409